Quarterly Report
February 29, 2020
MFS®  Charter Income Trust

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 121.4%
Aerospace – 1.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$813,000	$802,837
Bombardier, Inc., 7.875%, 4/15/2027 (n)		525,000	521,063
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		525,000	557,812
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		140,000	151,409
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		213,000	228,075
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	291,533
Moog, Inc., 4.25%, 12/15/2027 (n)		1,085,000	1,103,987
TransDigm, Inc., 6.5%, 7/15/2024		1,180,000	1,206,550
TransDigm, Inc., 6.375%, 6/15/2026		855,000	878,555
TransDigm, Inc., 5.5%, 11/15/2027 (n)		755,000	754,056
			$6,495,877
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027		$132,000	$139,222
Asset-Backed & Securitized – 6.5%
AA Bond Co. Ltd., 6.269%, 7/02/2043	GBP	200,000	$273,820
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$1,120,000	1,119,103
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.259% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		275,708	281,085
Benchmark Mortgage Trust, 2018-B8, “A5”, 4.231%, 1/15/2052		700,000	823,086
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062		909,508	1,037,921
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		1,335,878	1,463,872
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.006%, 1/15/2053		820,000	891,875
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,449	145,949
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	439,688
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		358,885	392,891
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061		911,597	1,032,271
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		453,066	492,832
Commercial Mortgage Pass-Through Certificates, 2019-BNK19, “A3”, 3.183%, 8/15/2061 (n)		2,000,000	2,200,456
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	538,605
Crest Ltd., CDO, 0.001%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,146,211	61,518
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)		592,000	588,448
Flagship CLO, 2014-8A, “BRR”, FLR, 3.242% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)		1,142,526	1,138,413
Fort CRE LLC, 2018-1A, “A1”, FLR, 2.977% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		290,500	290,500
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052		2,000,000	2,166,093
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.519% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		940,000	921,726
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 2.758% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		385,000	384,999
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		2,526,000	2,521,706
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 2.631% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		693,000	687,248
Morgan Stanley Capital I Trust, “2019-H7, ”A4“, 3.261%, 7/15/2052		1,217,392	1,344,890
Octagon Investment Partners XVII Ltd., 2013-1A, ”BR2“, FLR, 3.194% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		1,050,000	1,027,950
Securitized Term Auto Receivable Trust 2019-CRTA, ”B“, 2.453%, 3/25/2026 (n)		352,017	354,766
Securitized Term Auto Receivable Trust 2019-CRTA, ”C“, 2.849%, 3/25/2026 (n)		452,100	455,612
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, ”A5“, 3.148%, 5/15/2048		768,632	821,546
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052		2,000,000	2,166,908
			$26,065,777
Automotive – 1.7%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$615,000	$530,438
Allison Transmission, Inc., 5%, 10/01/2024 (n)		2,001,000	2,023,430
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		220,000	225,500
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		365,000	395,569
Dana, Inc., 5.375%, 11/15/2027		159,000	160,590
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023	EUR	100,000	111,006
General Motors Co., 6.75%, 4/01/2046		$123,000	144,225
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,230,000	1,302,262

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$635,000	$652,399
Lear Corp., 3.8%, 9/15/2027		162,000	171,808
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		905,000	919,751
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	165,000	188,655
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	100,000	127,455
			$6,953,088
Broadcasting – 1.9%
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (n)		$210,000	$169,397
Discovery, Inc., 4.125%, 5/15/2029		78,000	86,252
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		340,000	365,398
iHeartCommunications, Inc., 8.375%, 5/01/2027		365,000	396,372
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)		165,000	170,165
Lions Gate Capital Holding Co., 5.875%, 11/01/2024		590,000	570,648
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	400,000	465,414
National CineMedia LLC, 5.875%, 4/15/2028 (n)		$445,000	454,699
Netflix, Inc., 5.875%, 2/15/2025		1,025,000	1,142,875
Netflix, Inc., 5.875%, 11/15/2028		375,000	421,612
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		765,000	791,813
Prosus N.V., 3.68%, 1/21/2030 (n)		413,000	428,021
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (z)		160,000	158,800
ViacomCBS, Inc., 4.375%, 3/15/2043		140,000	150,346
WMG Acquisition Corp., 5%, 8/01/2023 (n)		210,000	213,675
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	418,500	475,863
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		$995,000	1,022,362
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		225,000	235,125
			$7,718,837
Brokerage & Asset Managers – 0.4%
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)		$300,000	$309,450
E*TRADE Financial Corp., 2.95%, 8/24/2022		145,000	150,001
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	100,000	118,371
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		$875,000	885,937
Vivion Investments, 3%, 8/08/2024	EUR	200,000	224,102
			$1,687,861
Building – 3.0%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$1,365,000	$1,413,321
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		990,000	966,487
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		662,000	638,631
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)		300,000	297,750
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)		305,000	316,438
Core & Main LP, 6.125%, 8/15/2025 (n)		525,000	531,615
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)		370,000	366,189
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		205,000	248,892
HD Supply, Inc., 5.375%, 10/15/2026 (n)		855,000	894,544
Imerys S.A., 1.5%, 1/15/2027	EUR	100,000	114,307
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$205,000	211,150
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		730,000	761,025
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		380,000	396,625
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		876,000	919,191
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		340,000	367,200
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		637,000	621,075
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)		210,000	220,500
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		975,000	987,285
Standard Industries, Inc., 6%, 10/15/2025 (n)		505,000	527,725
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	370,000	411,028
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		$855,000	861,412
			$12,072,390

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 2.0%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$535,000	$551,050
CDK Global, Inc., 4.875%, 6/01/2027		870,000	896,100
CDK Global, Inc., 5.25%, 5/15/2029 (n)		265,000	282,556
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	350,000	393,343
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$146,000	158,765
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	135,754
Fidelity National Information Services, Inc., 2.25%, 12/03/2029		100,000	132,008
Fidelity National Information Services, Inc., 3.36%, 5/21/2031		100,000	144,836
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	113,671
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		425,000	430,312
MSCI, Inc., 5.75%, 8/15/2025 (n)		410,000	424,350
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,835,000	1,905,574
MSCI, Inc., 5.375%, 5/15/2027 (n)		10,000	10,700
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		280,000	308,280
Tencent Holdings Ltd., 3.8%, 2/11/2025		1,171,000	1,277,193
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		795,000	864,523
			$8,029,015
Cable TV – 4.8%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$270,000	$284,850
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		90,000	91,737
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		560,000	575,456
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,770,000	1,840,269
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		1,150,000	1,195,770
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		875,000	899,609
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		135,000	178,311
Comcast Corp., 1.5%, 2/20/2029	GBP	100,000	127,871
Comcast Corp., 0.75%, 2/20/2032	EUR	150,000	167,238
Comcast Corp., 4.7%, 10/15/2048		$296,000	389,159
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		705,000	729,925
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,265,000	2,383,913
DISH DBS Corp., 5.875%, 11/15/2024		265,000	271,819
DISH DBS Corp., 7.75%, 7/01/2026		390,000	419,078
Eutelsat S.A., 2.25%, 7/13/2027	EUR	300,000	354,644
Globo Comunicacoes e Participacoes S.A., 4.875%, 1/22/2030 (n)		$200,000	200,000
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		175,000	103,250
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		495,000	425,700
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (n)		440,000	388,025
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		570,000	599,412
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)		144,000	164,714
SES S.A., 1.625%, 3/22/2026	EUR	100,000	116,208
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		$1,300,000	1,340,235
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		255,000	273,411
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		750,000	755,625
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	723,210
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,000,000	1,055,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		550,000	569,250
Time Warner Cable, Inc., 4.5%, 9/15/2042		119,000	123,786
Videotron Ltd., 5.375%, 6/15/2024 (n)		350,000	373,695
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,515,000	1,588,788
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		715,000	723,795
			$19,433,753
Chemicals – 0.9%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$790,000	$800,404
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	593,530
Element Solutions, Inc., 5.875%, 12/01/2025 (n)		270,000	271,355
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		200,000	220,194
Sherwin-Williams Co., 3.8%, 8/15/2049		127,000	138,974

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
SPCM S.A., 4.875%, 9/15/2025 (n)		$910,000	$932,750
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)		375,000	372,075
Symrise AG, 1.25%, 11/29/2025	EUR	140,000	162,369
			$3,491,651
Computer Software – 0.8%
Dassault Systemes S.A., 0.125%, 9/16/2026	EUR	100,000	$110,947
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$421,000	472,341
Microsoft Corp., 4.1%, 2/06/2037		436,000	540,791
PTC, Inc., 3.625%, 2/15/2025 (n)		605,000	606,512
PTC, Inc., 4%, 2/15/2028 (n)		105,000	104,738
VeriSign, Inc., 5.25%, 4/01/2025		1,195,000	1,295,380
VeriSign, Inc., 4.75%, 7/15/2027		245,000	255,212
			$3,385,921
Computer Software - Systems – 1.4%
Apple, Inc., 4.5%, 2/23/2036		$217,000	$276,329
Apple, Inc., 4.25%, 2/09/2047		123,000	156,186
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,620,000	1,794,150
Fair Isaac Corp., 4%, 6/15/2028 (n)		151,000	154,775
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		625,000	646,356
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,270,000	1,270,000
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,355,000	1,418,956
			$5,716,752
Conglomerates – 2.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$730,000	$773,800
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		985,000	1,031,103
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		485,000	514,100
EnerSys, 5%, 4/30/2023 (n)		835,000	873,969
EnerSys, 4.375%, 12/15/2027 (n)		155,000	156,744
Gates Global LLC, 6.25%, 1/15/2026 (n)		845,000	849,225
General Electric Co., 0.875%, 5/17/2025	EUR	200,000	226,366
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		$170,000	176,800
Griffon Corp., 5.75%, 3/01/2028 (n)		420,000	420,155
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	120,000	141,386
MTS Systems Corp., 5.75%, 8/15/2027 (n)		$500,000	508,750
Roper Technologies, Inc., 4.2%, 9/15/2028		152,000	175,130
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		550,000	596,252
TriMas Corp., 4.875%, 10/15/2025 (n)		1,620,000	1,648,350
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		140,000	160,602
			$8,252,732
Construction – 0.8%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		$730,000	$783,195
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		155,000	161,588
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		520,000	504,488
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		725,000	725,377
Toll Brothers Finance Corp., 4.875%, 11/15/2025		485,000	531,075
Toll Brothers Finance Corp., 4.35%, 2/15/2028		470,000	496,029
			$3,201,752
Consumer Products – 1.0%
Coty, Inc., 6.5%, 4/15/2026 (n)		$460,000	$472,650
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		880,000	912,824
LVMH Moet Hennessy Louis Vuitton SE, 0.125%, 2/11/2028	EUR	200,000	218,712
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031		200,000	218,228
Mattel, Inc., 6.75%, 12/31/2025 (n)		$340,000	357,323
Mattel, Inc., 5.875%, 12/15/2027 (n)		594,000	620,730

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)		$260,000	$271,700
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	267,733
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		272,000	290,456
Whirlpool EMEA Finance S.à r.l., 0.5%, 2/20/2028	EUR	200,000	219,991
			$3,850,347
Consumer Services – 2.0%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$670,000	$712,009
Booking Holdings, Inc., 3.55%, 3/15/2028		141,000	154,284
Carriage Services, Inc., 6.625%, 6/01/2026 (n)		420,000	432,764
Cimpress N.V., 7%, 6/15/2026 (n)		920,000	961,980
Experian Finance PLC, 4.25%, 2/01/2029 (n)		296,000	346,834
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		525,000	574,510
Garda World Security Corp., 4.625%, 2/15/2027 (n)		435,000	429,562
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		312,000	329,940
JD.com, Inc., 3.375%, 1/14/2030		211,000	219,773
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	150,000	177,977
Match Group, Inc., 6.375%, 6/01/2024		$1,010,000	1,044,209
Match Group, Inc., 5%, 12/15/2027 (n)		555,000	574,425
Photo Holdings Merger Sub, Inc., 8.5%, 10/01/2026 (n)		105,000	99,487
Realogy Group LLC, 9.375%, 4/01/2027 (n)		740,000	758,500
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		555,000	572,344
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)		2,000,000	685,455
			$8,074,053
Containers – 2.0%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	200,000	$220,106
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$745,000	749,693
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		875,000	887,250
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		910,000	936,668
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		910,000	938,437
DS Smith PLC, 0.875%, 9/12/2026	EUR	150,000	165,855
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$595,000	583,112
Reynolds Group, 5.125%, 7/15/2023 (n)		450,000	454,500
Reynolds Group, 7%, 7/15/2024 (n)		365,000	368,424
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		337,000	341,886
Silgan Holdings, Inc., 4.75%, 3/15/2025		855,000	864,978
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)		665,000	669,156
Trivium Packaging Finance B.V., 3.75%, 8/15/2026	EUR	265,000	302,045
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$600,000	634,752
			$8,116,862
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$400,000	$413,451
CommScope Technologies LLC, 6%, 6/15/2025 (n)		495,000	464,062
CommScope Technologies LLC, 5%, 3/15/2027 (n)		385,000	348,387
			$1,225,900
Electronics – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$355,000	$371,035
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,060,000	1,093,125
Qorvo, Inc., 5.5%, 7/15/2026		560,000	578,480
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		700,000	754,425
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,475,000	1,552,585
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		210,000	211,837
			$4,561,487

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 5.3%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		$1,137,000	$1,443,990
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,224,000	1,286,742
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		311,000	314,421
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024		379,000	400,724
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)		207,000	205,965
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	250,000	281,386
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$960,000	1,028,690
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)		200,000	227,752
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		483,000	573,476
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	1,101,428
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	661,440
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		359,000	400,841
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		500,000	581,100
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		750,000	799,962
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		553,000	562,029
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		200,000	203,266
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,086,000	1,116,136
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		1,316,000	1,382,105
Office Cherifien des Phosphates S.A. (Republic of Madagascar), 6.875%, 4/25/2044		200,000	262,936
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		1,007,000	1,135,392
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049		916,000	1,096,910
Petrobras International Finance Co. (Federative Republic of Brazil), 6.75%, 1/27/2041		492,000	589,086
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,062,000	1,188,702
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		904,000	946,940
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		200,000	204,389
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		944,000	1,240,593
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		250,000	259,430
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		300,000	332,427
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,315,000	1,569,342
			$21,397,600
Emerging Market Sovereign – 11.0%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	989,000	$1,134,114
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	324,959
Arab Republic of Egypt, 8.5%, 1/31/2047		1,395,000	1,492,817
Dominican Republic, 5.95%, 1/25/2027		489,000	534,849
Dominican Republic, 4.5%, 1/30/2030 (n)		560,000	562,106
Dominican Republic, 5.875%, 1/30/2060 (n)		1,155,000	1,146,338
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		313,000	342,317
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		798,000	864,592
Federative Republic of Brazil, 4.5%, 5/30/2029		400,000	435,404
Government of Jamaica, 7.875%, 7/28/2045		479,000	650,247
Government of Ukraine, 7.75%, 9/01/2024		1,047,000	1,134,464
Government of Ukraine, 7.75%, 9/01/2025		900,000	979,668
Government of Ukraine, 7.75%, 9/01/2027		699,000	763,487
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	7,108,000	9,513,790
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		666,000	736,567
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		$934,000	1,063,787
Oriental Republic of Uruguay, 4.375%, 1/23/2031		500,000	574,505
Republic of Angola, 9.375%, 5/08/2048		454,000	461,667
Republic of Argentina, 5.875%, 1/11/2028		1,000,000	402,510
Republic of Argentina, 5.25%, 12/31/2038		300,000	120,750
Republic of Colombia, 3%, 1/30/2030		1,340,000	1,352,073
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	1,044,799
Republic of Croatia, 1.125%, 6/19/2029		1,925,000	2,198,896
Republic of Ghana, 8.125%, 3/26/2032 (n)		$610,000	619,150
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	934,343
Republic of Hungary, 7.625%, 3/29/2041		470,000	803,657
Republic of Indonesia, 3.5%, 1/11/2028		600,000	632,645

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Indonesia, 2.85%, 2/14/2030		$439,000	$441,905
Republic of Indonesia, 7.5%, 6/15/2035	IDR	6,000,000,000	422,373
Republic of Kazakhstan, 1.5%, 9/30/2034 (n)	EUR	281,000	317,190
Republic of Kenya, 8%, 5/22/2032 (n)		$1,028,000	1,111,410
Republic of Paraguay, 6.1%, 8/11/2044 (n)		300,000	385,503
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,100,000	1,322,761
Republic of Romania, 2%, 12/08/2026 (n)	EUR	989,000	1,178,059
Republic of South Africa, 4.85%, 9/30/2029		$396,000	397,337
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		446,000	415,895
Republic of Turkey, 5.6%, 11/14/2024		841,000	837,846
Republic of Turkey, 4.25%, 3/13/2025		695,000	647,825
Republic of Turkey, 4.875%, 10/09/2026		516,000	483,079
Russian Federation, 4.75%, 5/27/2026		800,000	899,026
Russian Federation, 4.375%, 3/21/2029		1,000,000	1,110,510
Russian Federation, 5.1%, 3/28/2035 (n)		600,000	721,494
State of Qatar, 4%, 3/14/2029 (n)		683,000	772,044
State of Qatar, 4.817%, 3/14/2049 (n)		483,000	616,103
United Mexican States, 4.5%, 4/22/2029		800,000	904,400
United Mexican States, 8.5%, 5/31/2029	MXN	8,200,000	466,058
			$44,275,319
Energy - Independent – 1.7%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$451,812	$371
Callon Petroleum Co., 6.375%, 7/01/2026		485,000	377,088
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		182,400	162,336
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		720,000	693,000
Highpoint Operating Corp., 7%, 10/15/2022		180,000	156,600
Hilcorp Energy I/Hilcorp Finance Co., 5.75%, 10/01/2025 (n)		131,300	105,040
Jagged Peak Energy LLC, 5.875%, 5/01/2026		490,000	488,628
Laredo Petroleum, Inc., 10.125%, 1/15/2028		130,000	93,259
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		505,000	505,000
Matador Resources Co., 5.875%, 9/15/2026		310,000	277,450
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		729,000	665,770
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		525,000	520,406
QEP Resources, Inc., 5.625%, 3/01/2026		336,300	269,040
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)		680,000	20,400
SM Energy Co., 6.75%, 9/15/2026		560,000	442,400
Southwestern Energy Co., 6.2%, 1/23/2025		196,200	145,188
Southwestern Energy Co., 7.5%, 4/01/2026		157,600	119,776
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	1,036,178
WPX Energy, Inc., 5.75%, 6/01/2026		735,000	729,267
			$6,807,197
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$487,000	$529,944
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	229,241
OMV AG, 1%, 7/03/2034	EUR	70,000	80,036
Shell International Finance B.V., 3.75%, 9/12/2046		$236,000	269,494
			$1,108,715
Entertainment – 0.8%
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)		$260,000	$265,200
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,460,000	1,500,150
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)		175,000	175,875
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		160,000	148,226
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		130,000	133,539
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		840,000	829,080
			$3,052,070

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.0%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$212,000	$218,651
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	420,000	541,249
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$350,000	347,970
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		405,000	434,087
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		381,000	395,003
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	142,976
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		540,000	556,200
GE Capital International Funding Co., 3.373%, 11/15/2025		382,000	407,293
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,575,000	1,551,375
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	300,000	348,105
Grand City Properties S.A., 2.5%, 10/24/2069		100,000	113,707
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)		$560,000	582,232
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		260,000	264,129
OneMain Financial Corp., 6.875%, 3/15/2025		410,000	451,000
OneMain Financial Corp., 7.125%, 3/15/2026		485,000	538,350
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		750,000	824,724
Shriram Transport Finance, 5.1%, 7/16/2023 (n)		273,000	274,701
Springleaf Finance Corp., 5.375%, 11/15/2029		125,000	127,663
			$8,119,415
Food & Beverages – 2.3%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	100,000	$119,361
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$80,000	92,625
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		110,000	149,482
Bacardi Ltd., 5.15%, 5/15/2038 (n)		153,000	185,189
Coca Cola Femsa S.A.B. de C.V., 2.75%, 1/22/2030		461,000	487,198
Constellation Brands, Inc., 4.4%, 11/15/2025		227,000	257,827
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		845,000	864,714
Danone S.A., 2.077%, 11/02/2021 (n)		236,000	237,980
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	569,969
Fomento Economico Mexicano S.A.B. de C.V., 3.5%, 1/16/2050		440,000	462,460
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		265,000	276,925
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,060,000	1,149,358
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		556,000	565,741
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		930,000	967,219
Performance Food Group Co., 5.5%, 10/15/2027 (n)		515,000	543,325
Picard Bondco S.A., 5.5%, 11/30/2024	EUR	170,000	168,904
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)		$410,000	418,077
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		580,000	601,054
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,235,000	1,256,613
			$9,374,021
Forest & Paper Products – 0.3%
Inversiones CMPC S.A., 3.85%, 1/13/2030 (n)		$200,000	$204,500
Suzano Austria GmbH, 5%, 1/15/2030		756,000	785,333
			$989,833
Gaming & Lodging – 2.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$715,000	$722,150
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		1,060,000	1,186,299
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		475,000	536,171
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026		980,000	1,006,068
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		930,000	933,487
Las Vegas Sands Corp., 3.9%, 8/08/2029		101,000	107,590
Scientific Games Corp., 8.25%, 3/15/2026 (z)		610,000	626,592
Scientific Games International, Inc., 7%, 5/15/2028 (z)		425,000	411,060
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		1,015,000	1,025,251
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		605,000	600,463
VICI Properties LP, REIT, 4.625%, 12/01/2029 (n)		125,000	129,063

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		$1,250,000	$1,295,756
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		815,000	799,719
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		260,000	252,200
			$9,631,869
Industrial – 0.2%
Bilfinger SE, 4.5%, 6/14/2024	EUR	300,000	$360,493
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	200,000	258,320
Investor AB, 1.5%, 6/20/2039	EUR	100,000	125,215
			$744,028
Insurance – 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	110,000	$130,675
American International Group, Inc., 3.875%, 1/15/2035		$225,000	256,943
Argentum Zurich Insurance, 3.5%, 10/01/2046	EUR	200,000	255,996
Assicurazioni Generali S.p.A., 2.124%, 10/01/2030		150,000	169,212
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		150,000	183,397
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050		100,000	112,133
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 12/31/2099		100,000	114,192
			$1,222,548
Insurance - Health – 0.4%
Centene Corp., 6.125%, 2/15/2024		$590,000	$608,113
Centene Corp., 5.375%, 6/01/2026 (n)		705,000	740,497
Centene Corp., 4.25%, 12/15/2027 (n)		215,000	221,192
			$1,569,802
Insurance - Property & Casualty – 0.9%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$560,000	$558,611
Aon Corp., 3.75%, 5/02/2029		400,000	446,065
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		234,000	243,210
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	229,832
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		202,000	221,811
Hub International Ltd., 7%, 5/01/2026 (n)		1,065,000	1,075,597
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	100,000	124,030
Progressive Corp., 4.125%, 4/15/2047		$111,000	138,620
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	200,000	269,174
Willis North America, Inc., 3.875%, 9/15/2049		$250,000	275,892
			$3,582,842
International Market Quasi-Sovereign – 0.4%
Electricite de France, 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 7/22/2049	GBP	300,000	$432,199
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024	EUR	300,000	335,695
KFW German Government Development Bank, 1.125%, 6/15/2037		510,000	673,378
			$1,441,272
International Market Sovereign – 13.4%
Commonwealth of Australia, 2.75%, 6/21/2035	AUD	3,202,000	$2,593,475
Government of Bermuda, 4.75%, 2/15/2029 (n)		$487,000	563,069
Government of Canada, 1.5%, 6/01/2026	CAD	5,444,000	4,163,357
Government of Canada, 5.75%, 6/01/2033		2,314,000	2,690,688
Government of France, 0.75%, 5/25/2052 (n)	EUR	675,024	806,047
Government of Japan, 1.8%, 9/20/2030	JPY	756,300,000	8,444,041
Government of Japan, 1.8%, 6/20/2031		108,000,000	1,216,457
Government of Japan, 2.4%, 3/20/2037		631,200,000	8,141,871
Kingdom of Spain, 1.95%, 7/30/2030	EUR	55,000	70,937
Kingdom of Spain, 1.85%, 7/30/2035		1,530,000	1,990,893
Obrigacoes do Tesouro (Republic of Portugal), 2.25%, 4/18/2034		1,020,000	1,379,530

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Cyprus, 2.75%, 2/26/2034	EUR	525,000	$719,599
Republic of Cyprus, 2.75%, 5/03/2049		600,000	875,351
Republic of France, 1.25%, 5/25/2036		1,750,000	2,313,272
Republic of France, 1.5%, 5/25/2050		1,345,000	1,935,495
Republic of Italy, 1.65%, 3/01/2032		3,382,000	3,881,035
Republic of Italy, 3.45%, 3/01/2048		95,000	135,622
Republic of Portugal, 4.1%, 4/15/2037		485,000	821,339
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	285,000	475,628
United Kingdom Treasury, 0.875%, 10/22/2029		6,830,000	9,133,996
United Kingdom Treasury, 1.75%, 9/07/2037		365,000	539,426
VEON Holdings B.V., 0.625%, 1/21/2030	EUR	196,000	216,543
VEON Holdings B.V., 1.25%, 1/21/2040		466,000	519,842
			$53,627,513
Local Authorities – 0.6%
City of Oslo, 2.45%, 5/24/2023	NOK	2,000,000	$218,052
City of Oslo, 2.05%, 10/31/2024		7,000,000	756,730
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	257,042
Province of British Columbia, 2.3%, 6/18/2026		370,000	287,069
Province of Ontario, 2.05%, 6/02/2030		440,000	333,033
Province of Saskatchewan, 3.05%, 12/02/2028		410,000	333,599
			$2,185,525
Major Banks – 2.0%
Bank of America Corp., 3.5%, 4/19/2026		$400,000	$437,027
Bank of New York Mellon Corp., 2.95%, 1/29/2023		414,000	429,988
Bankinter S.A., 0.875%, 7/08/2026	EUR	200,000	222,980
Barclays PLC, 7.875%, 12/29/2049		$600,000	633,302
Credit Agricole S.A., 1.25%, 10/02/2024	GBP	100,000	127,980
Credit Agricole S.A., 0.875%, 1/14/2032	EUR	200,000	218,853
Credit Suisse Group AG, 1.25%, 7/17/2025		150,000	170,519
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$600,000	663,000
Erste Group Bank AG, 0.875%, 5/22/2026	EUR	100,000	113,191
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		100,000	108,367
HSBC Holdings PLC, 4.375%, 11/23/2026		$269,000	292,317
JPMorgan Chase & Co., 2.95%, 10/01/2026		201,000	213,154
JPMorgan Chase & Co., 3.54%, 5/01/2028		291,000	318,365
JPMorgan Chase & Co., 4.26%, 2/22/2048		153,000	193,995
Lloyds Banking Group PLC, 1.875% to 9/15/2025, FLR (GBP Government Yield - 5yr. + 1.3%) to 1/15/2026	GBP	150,000	191,620
Morgan Stanley, 3.125%, 7/27/2026		$188,000	200,406
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	229,719
PNC Financial Services Group, Inc., 2.55%, 1/22/2030		$263,000	271,766
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	100,000	111,585
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$439,000	485,246
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	200,000	217,686
Svenska Handelsbanken AB, 5.25%, 12/29/2049		$239,000	241,301
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		1,020,000	1,113,075
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		350,000	358,698
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		350,000	375,981
Wells Fargo & Co., 0.625%, 8/14/2030	EUR	200,000	215,900
			$8,156,021
Medical & Health Technology & Services – 4.2%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$223,219
Avantor, Inc., 9%, 10/01/2025 (n)		1,085,000	1,184,169
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		175,000	177,188
Becton, Dickinson and Co., 3.734%, 12/15/2024		239,000	258,850
Cigna Corp., 4.125%, 11/15/2025		201,000	223,948
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		725,000	739,500

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
DaVita, Inc., 5%, 5/01/2025		$620,000	$629,145
Encompass Health Corp., 5.75%, 9/15/2025		350,000	363,125
HCA, Inc., 7.5%, 2/15/2022		795,000	878,634
HCA, Inc., 5.375%, 2/01/2025		2,005,000	2,216,527
HCA, Inc., 5.875%, 2/15/2026		1,060,000	1,197,800
HCA, Inc., 5.625%, 9/01/2028		125,000	141,673
HCA, Inc., 3.5%, 9/01/2030		515,000	504,504
HCA, Inc., 5.125%, 6/15/2039		103,000	119,741
HealthSouth Corp., 5.125%, 3/15/2023		1,020,000	1,022,550
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		565,000	577,712
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		510,000	526,119
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,410,000	1,457,587
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		135,000	162,712
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		210,000	207,312
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)		420,000	390,692
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)		295,000	250,780
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)		130,000	130,650
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)		431,000	420,656
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		735,000	785,494
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)		170,000	91,375
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)		565,000	575,594
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)		525,000	545,344
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	100,000	109,356
Toledo Hospital, 6.015%, 11/15/2048		$142,000	200,677
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		500,000	490,600
			$16,803,233
Medical Equipment – 0.7%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	150,000	$178,532
Boston Scientific Corp., 0.625%, 12/01/2027		100,000	110,498
EssilorLuxottica S.A., 0.375%, 11/27/2027		100,000	111,722
EssilorLuxottica S.A., 0.75%, 11/27/2031		100,000	113,287
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$790,000	817,729
Teleflex, Inc., 4.875%, 6/01/2026		285,000	297,112
Teleflex, Inc., 4.625%, 11/15/2027		980,000	1,028,412
			$2,657,292
Metals & Mining – 1.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$365,000	$372,300
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027 (n)		365,000	307,512
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		575,000	609,500
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	187,260
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		535,000	521,815
Freeport-McMoRan, Inc., 5%, 9/01/2027		580,000	572,472
Freeport-McMoRan, Inc., 5.25%, 9/01/2029		580,000	582,900
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		595,000	587,384
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,024,000	1,013,760
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		565,000	429,400
Novelis Corp., 5.875%, 9/30/2026 (n)		1,210,000	1,249,755
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		245,000	145,775
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		230,000	207,000
TMS International Corp., 7.25%, 8/15/2025 (n)		935,000	871,887
			$7,658,720
Midstream – 2.9%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,232,000	$1,363,584
AI Candelaria Spain SLU, 7.5%, 12/15/2028		250,000	276,701
APT Pipelines Ltd., 5%, 3/23/2035 (n)		280,000	328,098
Cheniere Energy Partners LP, 5.25%, 10/01/2025		1,820,000	1,823,981

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	$500,000	$479,310
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	157,000	157,268
Cosan Ltd., 5.5%, 9/20/2029 (n)	1,207,000	1,227,881
EnLink Midstream Partners LP, 4.85%, 7/15/2026	160,000	138,600
EQT Midstream Partners LP , 5.5%, 7/15/2028	420,000	351,750
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	160,000	137,600
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	690,700	576,734
MPLX LP, 4.5%, 4/15/2038	170,000	172,986
Peru LNG, 5.375%, 3/22/2030	1,358,000	1,154,300
Plains All American Pipeline, 3.55%, 12/15/2029	166,000	163,197
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	333,000	353,400
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	550,000	548,680
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	680,000	682,564
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	385,000	396,589
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	770,000	789,250
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	365,000	393,744
		$11,516,217
Mortgage-Backed – 7.8%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$32,823	$37,362
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	115,922	130,597
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	55,608	64,946
Fannie Mae, 2.5%, 10/01/2034 - 3/01/2050	2,080,509	2,136,667
Fannie Mae, 3%, 11/01/2034 - 3/01/2050	2,589,286	2,680,235
Fannie Mae, 3.5%, 11/01/2048	42,113	44,335
Fannie Mae, TBA, 2.5%, 3/25/2035 - 3/25/2050	1,050,000	1,076,541
Fannie Mae, TBA, 3.5%, 4/25/2049 - 3/25/2050	1,910,000	1,983,384
Fannie Mae, TBA, 3%, 3/12/2050 - 4/25/2050	1,025,000	1,054,956
Fannie Mae, TBA, 4%, 3/25/2050	1,600,000	1,685,562
Freddie Mac, 0.132%, 2/25/2025 (i)	38,000,000	318,018
Freddie Mac, 3.117%, 6/25/2027	2,988,000	3,285,612
Freddie Mac, 0.125%, 2/25/2028 (i)	36,576,000	469,303
Freddie Mac, 0.29%, 2/25/2028 (i)	15,572,000	391,697
Freddie Mac, 3.65%, 2/25/2028	880,000	1,006,271
Freddie Mac, 0.105%, 4/25/2028 (i)	15,983,000	190,463
Freddie Mac, 3.9%, 4/25/2028 - 8/25/2028	2,560,000	2,989,391
Freddie Mac, 3.926%, 7/25/2028	5,400,000	6,322,690
Freddie Mac, 4.06%, 10/25/2028	1,990,000	2,355,673
Freddie Mac, 1.089%, 7/25/2029 (i)	1,890,914	171,763
Freddie Mac, 6%, 8/01/2034	45,021	52,256
Ginnie Mae, 3%, 11/20/2049	2,158,925	2,233,233
Ginnie Mae, 3.5%, 12/20/2049	666,799	694,764
		$31,375,719
Municipals – 0.5%
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, 6%, 7/01/2027	$20,000	$20,604
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	215,000	242,230
New Jersey Economic Development Authority State Pension Funding Rev., ”A“, 7.425%, 2/15/2029	499,000	651,554
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 5.45%, 8/15/2028	346,000	409,681
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”C“, 4.65%, 8/15/2030	221,000	269,525
Puerto Rico Electric Power Authority Rev., ”PP“, 5%, 7/01/2022	95,000	96,611
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	255,000	261,375
		$1,951,580
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$248,000	$268,439
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048	250,000	253,437
		$521,876

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.1%
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)		$267,000	$275,678
Network & Telecom – 0.4%
C&W Senior Financing DAC, 7.5%, 10/15/2026 (n)		$388,000	$407,400
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)		400,000	422,000
Front Range BidCo, Inc., 6.125%, 3/01/2028 (z)		165,000	162,970
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	130,000	143,350
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		$410,000	419,225
			$1,554,945
Oil Services – 0.3%
Apergy Corp., 6.375%, 5/01/2026		$555,000	$579,201
Diamond Offshore Drill Co., 5.7%, 10/15/2039		545,000	236,056
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		365,000	328,051
Halliburton Co., 5%, 11/15/2045		148,000	160,616
			$1,303,924
Oils – 0.7%
Neste Oyj, 1.5%, 6/07/2024	EUR	200,000	$231,150
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,040,000	1,086,800
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		700,000	719,250
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)		365,000	360,437
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	487,780
			$2,885,417
Other Banks & Diversified Financials – 1.2%
AIB Group PLC, 1.25%, 5/28/2024	EUR	200,000	$225,016
Banco de Credito del Peru, 2.7%, 1/11/2025 (n)		$392,000	393,470
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		274,000	274,121
Banque Federative du Credit Mutuel S.A., 1.25%, 12/05/2025	GBP	200,000	253,461
Belfius Bank S.A., 0.375%, 2/13/2026	EUR	300,000	327,027
BPCE S.A., 5.25%, 4/16/2029	GBP	100,000	160,805
Commerzbank AG, 0.625%, 8/28/2024	EUR	90,000	101,408
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	100,000	130,124
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	272,181
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	200,000	254,266
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		$316,000	315,605
ING Groep N.V., 1% to 11/13/2025, FLR (EUR Swap Rate - 5yr. + 1.2%) to 11/13/2030	EUR	200,000	221,887
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	150,000	193,688
JSC Kazkommertsbank, 5.5%, 12/21/2022		$834,460	835,428
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate - 5yr. + 1.1%) to 12/03/2029	EUR	100,000	108,295
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		100,000	113,795
UBS AG, 5.125%, 5/15/2024		$447,000	482,760
Virgin Money UK PLC, 4% to 9/03/2026, FLR (GBP Government Yield - 1yr. + 3.75%) to 9/03/2027	GBP	150,000	205,585
			$4,868,922
Pharmaceuticals – 0.7%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	130,000	$166,137
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)		$276,000	275,655
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		1,640,000	1,672,308
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		160,000	158,200
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)		495,000	386,100
			$2,658,400
Pollution Control – 0.5%
Covanta Holding Corp., 5.875%, 3/01/2024		$530,000	$535,962
Covanta Holding Corp., 6%, 1/01/2027		235,000	242,050
GFL Environmental, Inc., 7%, 6/01/2026 (n)		640,000	672,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – continued
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		$375,000	$406,088
			$1,856,900
Printing & Publishing – 0.3%
Meredith Corp., 6.875%, 2/01/2026		$415,000	$416,121
Nielsen Finance LLC, 5%, 4/15/2022 (n)		764,000	761,509
			$1,177,630
Railroad & Shipping – 0.1%
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)		$511,000	$557,246
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$670,000	$698,475
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		375,000	391,316
			$1,089,791
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$263,366
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	150,000	179,120
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		100,000	115,505
			$557,991
Real Estate - Other – 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025 (n)		$100,000	$101,375
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/2027 (n)		840,000	796,950
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		465,000	471,394
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)		1,603,000	1,619,062
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	125,000	143,989
			$3,132,770
Real Estate - Retail – 0.1%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$250,000	$259,271
Restaurants – 0.5%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$645,000	$633,519
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,470,000	1,503,090
			$2,136,609
Retailers – 0.4%
AA Bond Co. Ltd., 2.75%, 7/31/2043	GBP	200,000	$249,322
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)		$485,000	483,787
L Brands, Inc., 5.25%, 2/01/2028		425,000	412,516
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		365,000	369,927
Takko Luxembourg 2 S.C.A., 5.375%, 11/15/2023	EUR	170,000	164,198
			$1,679,750
Specialty Chemicals – 0.4%
Koppers, Inc., 6%, 2/15/2025 (n)		$419,000	$412,715
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		1,082,000	1,093,036
			$1,505,751
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024		$395,000	$404,381
Penske Automotive Group Co., 5.5%, 5/15/2026		515,000	526,588
PetSmart, Inc., 7.125%, 3/15/2023 (n)		160,000	155,952
PetSmart, Inc., 8.875%, 6/01/2025 (n)		160,000	159,200
			$1,246,121

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024		$291,000	$299,003
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		385,000	398,956
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		520,000	511,575
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)		45,000	46,769
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		1,553,000	1,635,309
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	170,000	170,013
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	212,274
			$3,273,899
Supranational – 0.5%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	$112,571
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		210,000	159,679
West African Development Bank, 4.7%, 10/22/2031		$200,000	213,774
West African Development Bank, 4.7%, 10/22/2031 (n)		1,255,000	1,341,432
			$1,827,456
Telecommunications - Wireless – 3.3%
Altice France S.A., 7.375%, 5/01/2026 (n)		$890,000	$933,343
Altice France S.A., 8.125%, 2/01/2027 (n)		675,000	735,601
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	200,000
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		200,000	207,500
American Tower Corp., REIT, 3.5%, 1/31/2023		465,000	490,196
American Tower Corp., REIT, 4%, 6/01/2025		250,000	274,327
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	170,501
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	398,000
Millicom International Cellular S.A., 5.125%, 1/15/2028		1,554,000	1,600,620
SBA Communications Corp., 4%, 10/01/2022		1,190,000	1,203,114
SBA Communications Corp., 4.875%, 9/01/2024		695,000	713,682
SBA Communications Corp., 3.875%, 2/15/2027 (n)		190,000	193,753
Sprint Capital Corp., 6.875%, 11/15/2028		1,010,000	1,203,213
Sprint Corp., 7.625%, 3/01/2026		985,000	1,162,014
Tele2 AB Co., 2.125%, 5/15/2028	EUR	200,000	246,989
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		$500,000	522,500
T-Mobile USA, Inc., 6.5%, 1/15/2024		315,000	322,481
T-Mobile USA, Inc., 5.125%, 4/15/2025		640,000	657,600
T-Mobile USA, Inc., 6.5%, 1/15/2026		615,000	647,472
T-Mobile USA, Inc., 5.375%, 4/15/2027		910,000	964,600
YPSO Finance Bis S.A., 6%, 2/15/2028 (n)		450,000	432,135
			$13,279,641
Tobacco – 0.2%
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	150,000	$171,199
Philip Morris International, Inc., 1.45%, 8/01/2039		200,000	213,680
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$430,000	426,646
			$811,525
Transportation - Services – 0.7%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	300,000	$408,780
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$250,000	377,087
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	179,702
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		$1,360,000	1,305,600
Transurban Finance Co., 1.75%, 3/29/2028	EUR	100,000	120,540
Vinci S.A., 3.75%, 4/10/2029 (n)		$303,000	349,563
			$2,741,272
U.S. Treasury Obligations – 8.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		$12,094,000	$16,219,660
U.S. Treasury Bonds, 3.125%, 2/15/2043		2,333,200	3,000,714
U.S. Treasury Bonds, 2.25%, 8/15/2049		311,800	353,991

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 11/15/2026 (f)		$14,859,000	$15,784,785
			$35,359,150
Utilities - Electric Power – 3.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,488,000	$1,595,781
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		400,000	406,650
AusNet Services Holdings Pty Ltd, 0.625%, 8/25/2030	EUR	250,000	282,134
Clearway Energy Operating LLC, 5.75%, 10/15/2025		$1,880,000	1,942,660
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		250,000	255,938
Drax Finco PLC, 6.625%, 11/01/2025 (n)		650,000	678,632
Duke Energy Corp., 3.75%, 9/01/2046		115,000	127,490
Duke Energy Corp., 4.2%, 6/15/2049		302,000	357,429
Emera U.S. Finance LP, 2.7%, 6/15/2021		98,000	99,540
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	121,636
Enel Finance International N.V., 0.375%, 6/17/2027	EUR	100,000	110,617
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$200,000	213,025
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		606,000	609,878
Exelon Corp., 3.497%, 6/01/2022		151,000	156,671
Georgia Power Co., 3.7%, 1/30/2050		156,000	176,398
innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	167,951
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$280,000	293,836
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	621,253
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,175,000	1,182,872
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		355,000	370,270
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		515,000	524,528
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	257,989
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		831,680	905,583
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		180,000	186,300
Terraform Power Operating Co., 5%, 1/31/2028 (n)		790,000	850,277
Virginia Electric & Power Co., 3.5%, 3/15/2027		475,000	523,926
			$13,019,264
Utilities - Other – 0.0%
United Utilities Water Finance PLC, 1.75%, 2/10/2038	GBP	100,000	$126,418
Total Bonds			$487,429,245
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B4, 4.405%, 9/18/2026		$102,742	$101,972
WMG Acquisition Corp., Term Loan F, 3.728%, 11/01/2023		103,000	101,197
			$203,169
Cable TV – 0.0%
CSC Holdings LLC, Term Loan B5, 4.158%, 4/15/2027		$103,000	$101,584
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3.694%, 6/01/2024		$152,622	$149,283
Element Solutions, Inc., Term Loan B1, 3.603%, 1/31/2026		102,742	100,816
			$250,099
Computer Software - Systems – 0.1%
Sabre GLBL, Inc., Term Loan B, 3.603%, 2/22/2024		$205,476	$196,058
SS&C Technologies, Inc., Term Loan B5, 3.353%, 4/16/2025		102,738	100,897
			$296,955
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 4.353%, 4/01/2024		$221,222	$216,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Medical & Health Technology & Services – 0.0%
DaVita, Inc., 3.353%, 8/12/2026	$102,743	$101,561
Jaguar Holding Co. II, Term Loan, 4.103%, 8/18/2022	102,731	101,533
		$203,094
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 4.408%, 11/27/2025	$100,057	$99,963
Printing & Publishing – 0.0%
Nielsen Finance LLC, Term Loan B4, 3.67%, 10/04/2023	$102,736	$101,580
Total Floating Rate Loans		$1,472,689
Common Stocks – 0.1%
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)	110,829	$208,768
Energy - Independent – 0.0%
Frontera Energy Corp.	16,354	$89,847
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	615	$325,581
Total Common Stocks		$624,196
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	274	$34
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	274	3
Total Warrants				$37

Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 1.61% (v)	10,377,374	$10,378,412
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Crossover Index – March 2020 @ EUR 212.5	Call	Barclays Bank PLC	$ 2,782,990	EUR 2,300,000	$282
Markit iTraxx Europe Crossover Index – March 2020 @ EUR 275	Put	Barclays Bank PLC	9,450,066	7,810,000	160,339
Total Purchased Options					$160,621
Other Assets, Less Liabilities – (24.5)%	(98,468,674)
Net Assets – 100.0%	$401,596,526
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,378,412 and $489,686,788, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $201,853,353, representing 50.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-4/02/13	$482,712	$370
Front Range BidCo, Inc., 6.125%, 3/01/2028	2/21/20	166,856	162,971
Scientific Games Corp., 8.25%, 3/15/2026	3/21/19-11/22/19	634,870	626,592
Scientific Games International, Inc., 7%, 5/15/2028	12/05/19-1/17/20	451,821	411,060
Terrier Media Buyer, Inc., 8.875%, 12/15/2027	1/17/20	169,465	158,800
Total Restricted Securities			$1,359,793
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/29/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
DKK	31,438	USD	4,610	Citibank N.A.	5/26/2020	$59
EUR	304,000	USD	335,108	Deutsche Bank AG	5/22/2020	2,043
EUR	1,780,000	USD	1,965,853	Goldman Sachs International	5/22/2020	8,255
EUR	428,001	USD	466,755	Merrill Lynch International	5/20/2020	7,869
EUR	2,378,258	USD	2,618,529	State Street Bank Corp.	5/22/2020	19,076
SGD	2,141	USD	1,534	Goldman Sachs International	5/22/2020	5
USD	866,153	AUD	1,319,528	Brown Brothers Harriman	5/22/2020	5,261
USD	1,821,473	BRL	8,101,000	Goldman Sachs International	4/02/2020	13,398
USD	10,265,388	CAD	13,656,508	Citibank N.A.	5/22/2020	91,370
USD	493,395	CAD	657,000	UBS AG	5/22/2020	3,934
USD	98,109	CLP	79,993,000	Citibank N.A.	3/17/2020	302
USD	1,781,930	CLP	1,448,709,000	Goldman Sachs International	3/17/2020	10,612
USD	982,133	CNH	6,819,000	UBS AG	4/15/2020	6,118
USD	15,152,623	GBP	11,717,632	Merrill Lynch International	5/22/2020	99,945
USD	473,366	GBP	366,124	UBS AG	5/20/2020	3,055
USD	42,652	IDR	599,769,000	JPMorgan Chase Bank N.A.	4/13/2020	1,004
USD	484,943	MXN	9,470,691	JPMorgan Chase Bank N.A.	5/22/2020	9,737
USD	2,944,435	NZD	4,670,659	Brown Brothers Harriman	5/22/2020	22,826
USD	1,954,534	THB	60,485,000	JPMorgan Chase Bank N.A.	3/16/2020	37,281
						$342,150
Liability Derivatives
BRL	8,101,000	USD	1,895,459	JPMorgan Chase Bank N.A.	4/02/2020	$(87,384)
CLP	1,180,000,000	USD	1,516,222	Barclays Bank PLC	3/17/2020	(73,452)
CLP	348,702,000	USD	452,272	Citibank N.A.	3/17/2020	(25,919)
CNH	6,800,000	USD	985,717	JPMorgan Chase Bank N.A.	4/15/2020	(12,422)
EUR	459,000	USD	513,488	Merrill Lynch International	4/15/2020	(5,456)
KRW	1,138,317,000	USD	982,918	Barclays Bank PLC	4/21/2020	(44,968)
KRW	276,117,000	USD	239,415	JPMorgan Chase Bank N.A.	3/16/2020	(12,024)
NOK	1,856,000	USD	197,617	Deutsche Bank AG	5/22/2020	(356)
NOK	9,274,000	USD	988,403	Goldman Sachs International	5/22/2020	(2,735)
NOK	8,113,824	USD	864,928	Merrill Lynch International	5/22/2020	(2,568)
USD	96,596	CAD	130,000	Goldman Sachs International	5/22/2020	(253)
USD	2,113,103	EUR	1,934,000	Citibank N.A.	5/22/2020	(31,799)
USD	51,199,733	EUR	46,833,236	Goldman Sachs International	5/22/2020	(740,644)
USD	166,059	EUR	152,280	Merrill Lynch International	5/20/2020	(2,810)
USD	14,348,499	JPY	1,577,574,434	Deutsche Bank AG	5/22/2020	(336,221)
USD	1,169,353	KRW	1,421,524,500	Barclays Bank PLC	3/16/2020	(1,314)
USD	5,718	SEK	55,464	Goldman Sachs International	5/22/2020	(73)
USD	1,963,494	SEK	18,957,000	JPMorgan Chase Bank N.A.	5/22/2020	(15,942)
						$(1,396,340)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	105	$12,888,750	June – 2020	$136,762
U.S. Treasury Ultra Bond	Long	USD	19	3,942,500	June – 2020	48,182
						$184,944
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	40	$4,253,157	June – 2020	$(58,230)
Euro-Bobl 5 yr	Short	EUR	191	28,604,519	March – 2020	(295,622)
Euro-Bund 10 yr	Short	EUR	87	17,043,908	March – 2020	(472,729)
Euro-Buxl 30 yr	Short	EUR	5	1,213,131	March – 2020	(80,070)
Japan Government Bond 10 yr	Short	JPY	6	8,570,554	March – 2020	(102,995)
Long Gilt 10 yr	Short	GBP	38	6,596,918	June – 2020	(59,819)
U.S. Treasury Bond	Short	USD	1	170,250	June – 2020	(3,219)
U.S. Treasury Note 10 yr	Short	USD	344	46,354,000	June – 2020	(532,807)
U.S. Treasury Note 2 yr	Short	USD	15	3,274,922	June – 2020	(16,090)
U.S. Treasury Ultra Note 10 yr	Short	USD	73	10,965,969	June – 2020	(219,249)
						$(1,840,830)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/24	EUR	1,350,000	centrally cleared	5.00%/Quarterly	(1)	$9,073	$133,801	$142,874
12/20/24	EUR	450,000	centrally cleared	5.00%/Quarterly	(1)	3,024	44,600	47,624
						$12,097	$178,401	$190,498
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit iTraxx Europe Crossover Index, 5.00%, 12/24/20, a BBB+ rated credit default index. The fund entered into the contract to gain issuer exposure.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At February 29, 2020, the fund had cash collateral of $260,000 and other liquid securities with an aggregate value of $1,318,911 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$37	$325,581	$325,618
Mexico	—	208,768	—	208,768
Canada	89,847	—	—	89,847
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	35,359,150	—	35,359,150
Non - U.S. Sovereign Debt	—	122,569,160	—	122,569,160
Municipal Bonds	—	1,951,580	—	1,951,580
U.S. Corporate Bonds	—	194,069,306	—	194,069,306
Residential Mortgage-Backed Securities	—	31,375,719	—	31,375,719
Commercial Mortgage-Backed Securities	—	15,373,246	—	15,373,246
Asset-Backed Securities (including CDOs)	—	10,941,853	—	10,941,853
Foreign Bonds	—	75,949,852	—	75,949,852
Floating Rate Loans	—	1,472,689	—	1,472,689
Mutual Funds	10,378,412	—	—	10,378,412
Total	$10,468,259	$489,271,360	$325,581	$500,065,200
Other Financial Instruments
Futures Contracts – Assets	$184,944	$—	$—	$184,944
Futures Contracts – Liabilities	(1,840,830)	—	—	(1,840,830)
Forward Foreign Currency Exchange Contracts – Assets	—	342,150	—	342,150
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,396,340)	—	(1,396,340)
Swap Agreements – Assets	—	190,498	—	190,498
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/19	$311,061
Change in unrealized appreciation or depreciation	14,520
Balance as of 2/29/20	$325,581
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 29, 2020 is $14,520. At February 29, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,417,155	$33,562,111	$33,600,449	$(170)	$(235)	$10,378,412
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$55,358	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.